CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock common stock	Class B common stock common stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,750,000
Net income/loss				(4,734)	(4,734)
Balance at the end at Jun. 30, 2020		$ 575	24,425	(4,734)	20,266
Balance at the end (in shares) at Jun. 30, 2020		5,750,000
Balance at the beginning at Mar. 31, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			24,425	0	25,000
Accretion for Class A ordinary shares to redemption amount			(24,425)	(23,983,412)	(24,007,837)
Net income/loss				(33,171,769)	(33,171,194)
Balance at the end at Dec. 31, 2020		$ 575		(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020		5,750,000
Balance at the beginning at Jun. 30, 2020		$ 575	24,425	(4,734)	20,266
Balance at the beginning (in shares) at Jun. 30, 2020		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount			$ (24,425)	(23,983,412)	(24,007,837)
Net income/loss				1,757,673	1,757,673
Balance at the end at Sep. 30, 2020		$ 575		(22,230,473)	(22,229,898)
Balance at the end (in shares) at Sep. 30, 2020		5,750,000
Balance at the beginning at Dec. 31, 2020		$ 575		(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the end (in shares) at Mar. 31, 2021		5,750,000
Balance at the beginning at Dec. 31, 2020		$ 575		(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount					24,007,837
Net income/loss					9,721,238
Balance at the end at Sep. 30, 2021		$ 575		(23,450,531)	(23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000
Balance at the beginning at Mar. 31, 2021		$ 575		(44,696,198)	(44,695,623)
Balance at the beginning (in shares) at Mar. 31, 2021		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				(1,042,594)	(1,042,594)
Balance at the end at Jun. 30, 2021		$ 575		(45,738,792)	(45,738,217)
Balance at the end (in shares) at Jun. 30, 2021		5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss				22,288,261	22,288,261
Balance at the end at Sep. 30, 2021		$ 575		$ (23,450,531)	$ (23,449,956)
Balance at the end (in shares) at Sep. 30, 2021		5,750,000